Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Massachusetts Tax-Exempt Funds
Central Index Key	dei_EntityCentralIndexKey	0001070414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2015
Vanguard Massachusetts Tax-Exempt Fund | Vanguard Massachusetts Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 09, 1998
2005	rr_AnnualReturn2005	3.23%
2006	rr_AnnualReturn2006	4.91%
2007	rr_AnnualReturn2007	2.84%
2008	rr_AnnualReturn2008	(1.27%)
2009	rr_AnnualReturn2009	10.90%
2010	rr_AnnualReturn2010	1.16%
2011	rr_AnnualReturn2011	10.41%
2012	rr_AnnualReturn2012	6.46%
2013	rr_AnnualReturn2013	(3.32%)
2014	rr_AnnualReturn2014	10.29%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.60%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.37%)
One Year	rr_AverageAnnualReturnYear01	10.29%
Five Years	rr_AverageAnnualReturnYear05	4.86%
Ten Years	rr_AverageAnnualReturnYear10	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1998
Barclays MA Municipal Bond Index | Vanguard Massachusetts Tax-Exempt Fund | Vanguard Massachusetts Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.49%
Five Years	rr_AverageAnnualReturnYear05	4.82%
Ten Years	rr_AverageAnnualReturnYear10	4.75%